CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	May 31, 2020	May 31, 2019
CONSOLIDATED BALANCE SHEETS
Debt discount	$ 0	$ 11,649
Common stock, par value per share	$ 0.001	$ 0.001
Common stock, shares authorized	1,000,000,000	1,000,000,000
Common stock, shares issued	9,863,000	9,863,000
Common stock, shares outstanding	9,863,000	9,863,000